Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Alpha Brands(TM) Consumption Leaders ETF
Shareholder Report [Line Items]
Fund Name	Alpha Brands™ Consumption Leaders ETF
Class Name	Alpha Brands™ Consumption Leaders ETF
Trading Symbol	LOGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alpha Brands™ Consumption Leaders ETF (the "Fund") for the period May 27, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.logoetf.com . You can also request this information by contacting us at (855) 907-7444 or by writing to Alpha Brands™ Consumption Leaders ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 907-7444
Additional Information Website	www.logoetf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alpha Brands™ Consumption Leaders ETF	$ 7	0.69%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.69%
Net Assets	$ 20,194,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 6,707
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025 )

Fund Size (Thousands)	$ 20,194
Number of Holdings	48
Total Advisory Fee	$ 6,707
Portfolio Turnover Rate	23%

Holdings [Text Block]	Sector/Security Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025 )

Top Ten Holdings	(Percentage of Net Assets)
Microsoft Corp.	4.6
TJX Cos., Inc.	3.8
Apollo Global Management, Inc.	3.6
T-Mobile U.S., Inc.	3.6
Walmart, Inc.	3.5
Visa, Inc.	3.4
Amazon.com, Inc.	3.2
Spotify Technology SA	3.0
Netflix, Inc.	3.0
Booking Holdings, Inc.	3.0